AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks — 99.2%
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.*	17,435	$3,051,474
Howmet Aerospace, Inc.	212,656	6,634,867
		9,686,341
Auto Components — 0.4%
Aptiv PLC*	38,210	5,692,144
Banks — 0.7%
Western Alliance Bancorp	84,119	9,153,830
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc.*	27,657	5,221,918
Apellis Pharmaceuticals, Inc.*	75,522	2,489,205
Ascendis Pharma A/S (Denmark), ADR*(a)	31,420	5,008,034
Horizon Therapeutics PLC*	65,448	7,169,174
Intellia Therapeutics, Inc.*	20,400	2,736,660
		22,624,991
Building Products — 2.4%
Advanced Drainage Systems, Inc.	37,385	4,043,935
AZEK Co., Inc. (The)*	108,941	3,979,615
Builders FirstSource, Inc.*	245,467	12,700,463
Carrier Global Corp.	140,087	7,250,903
Trex Co., Inc.*(a)	34,608	3,527,593
		31,502,509
Capital Markets — 4.6%
LPL Financial Holdings, Inc.	59,610	9,344,464
MSCI, Inc.	50,256	30,572,735
Nasdaq, Inc.	65,958	12,731,213
Tradeweb Markets, Inc. (Class A Stock)	105,813	8,547,574
		61,195,986
Chemicals — 0.4%
Scotts Miracle-Gro Co. (The)	34,539	5,055,128
Commercial Services & Supplies — 1.8%
Copart, Inc.*	92,235	12,794,839
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	81,489	5,024,612
Waste Connections, Inc.	50,708	6,385,658
		24,205,109
Communications Equipment — 0.4%
Arista Networks, Inc.*	16,690	5,735,352
Construction Materials — 0.9%
Vulcan Materials Co.	67,647	11,443,167
Containers & Packaging — 0.4%
Ball Corp.	62,412	5,615,208
Distributors — 1.9%
LKQ Corp.*	93,753	4,717,651
Pool Corp.	46,661	20,270,005
		24,987,656
Diversified Consumer Services — 1.1%
Altimeter Growth Corp., UTS*	113,371	1,206,267
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Bright Horizons Family Solutions, Inc.*	98,121	$13,680,030
		14,886,297
Diversified Financial Services — 0.2%
Altimeter Growth Corp. 2 (Class A Stock)*	105,029	1,038,737
Catalyst Partners Acquisition Corp., UTS*	71,675	705,999
Dragoneer Growth Opportunities Corp. (PIPE)*^	29,748	281,386
		2,026,122
Electrical Equipment — 1.7%
AMETEK, Inc.	113,536	14,079,599
Generac Holdings, Inc.*	19,546	7,987,864
		22,067,463
Electronic Equipment, Instruments & Components — 1.9%
Keysight Technologies, Inc.*	40,477	6,649,966
Littelfuse, Inc.	20,517	5,606,681
Teledyne Technologies, Inc.*	14,350	6,164,473
Trimble, Inc.*	81,463	6,700,332
		25,121,452
Entertainment — 2.4%
Electronic Arts, Inc.	21,015	2,989,384
ROBLOX Corp. (Class A Stock)*(a)	30,266	2,286,596
Roku, Inc.*	29,823	9,345,037
Take-Two Interactive Software, Inc.*	93,445	14,397,071
Warner Music Group Corp. (Class A Stock)	66,081	2,824,302
		31,842,390
Equity Real Estate Investment Trusts (REITs) — 1.6%
CoreSite Realty Corp.	52,357	7,253,539
Extra Space Storage, Inc.	44,491	7,474,043
SBA Communications Corp.	19,063	6,301,656
		21,029,238
Food Products — 0.8%
Freshpet, Inc.*	56,866	8,114,210
Oatly Group AB, ADR*(a)	131,696	1,991,243
		10,105,453
Health Care Equipment & Supplies — 7.4%
Align Technology, Inc.*	24,789	16,495,344
Dexcom, Inc.*	15,547	8,502,033
Envista Holdings Corp.*	69,653	2,912,192
IDEXX Laboratories, Inc.*	11,047	6,870,129
Insulet Corp.*	22,511	6,398,302
Masimo Corp.*	33,991	9,201,704
ResMed, Inc.	17,895	4,716,227
STERIS PLC	69,837	14,266,302
West Pharmaceutical Services, Inc.	67,970	28,855,984
		98,218,217
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	56,201	$6,713,209
Guardant Health, Inc.*	37,950	4,744,130
		11,457,339
Health Care Technology — 0.6%
Veeva Systems, Inc. (Class A Stock)*	29,674	8,551,157
Hotels, Restaurants & Leisure — 4.9%
Caesars Entertainment, Inc.*	113,737	12,770,390
Chipotle Mexican Grill, Inc.*	12,556	22,820,781
Darden Restaurants, Inc.	30,062	4,553,491
Domino’s Pizza, Inc.	15,959	7,611,805
Dutch Bros, Inc. (Class A Stock)*(a)	9,171	397,288
Marriott Vacations Worldwide Corp.	27,586	4,340,105
Penn National Gaming, Inc.*(a)	66,705	4,833,444
Red Rock Resorts, Inc. (Class A Stock)*	116,258	5,954,735
Vail Resorts, Inc.*	8,140	2,719,167
		66,001,206
Household Durables — 0.7%
Meritage Homes Corp.*	33,881	3,286,457
Tempur Sealy International, Inc.	132,670	6,157,215
		9,443,672
Insurance — 1.0%
Arthur J. Gallagher & Co.	92,715	13,782,085
Interactive Media & Services — 4.2%
Bumble, Inc. (Class A Stock)*(a)	57,342	2,865,953
Eventbrite, Inc. (Class A Stock)*(a)	137,697	2,603,850
IAC/InterActiveCorp*(a)	75,413	9,825,560
Match Group, Inc.*(a)	169,376	26,590,338
Twitter, Inc.*	89,660	5,414,567
Vimeo, Inc.*	70,386	2,067,237
ZoomInfo Technologies, Inc. (Class A Stock)*(a)	108,120	6,615,863
		55,983,368
Internet & Direct Marketing Retail — 1.0%
Chewy, Inc. (Class A Stock)*(a)	122,162	8,320,454
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	151,623	5,682,830
		14,003,284
IT Services — 4.0%
Endava PLC (United Kingdom), ADR*	25,413	3,452,356
Gartner, Inc.*	32,298	9,814,716
Okta, Inc.*	24,923	5,915,225
Paysafe Ltd.*(a)	110,913	859,576
Square, Inc. (Class A Stock)*	52,331	12,551,067
Thoughtworks Holding, Inc.*	96,624	2,774,075
Toast, Inc. (Class A Stock)*(a)	14,752	736,862
Twilio, Inc. (Class A Stock)*	11,988	3,824,772
Wix.com Ltd. (Israel)*	71,687	14,048,501
		53,977,150
	Shares	Value
Common Stocks (continued)
Leisure Products — 0.3%
Peloton Interactive, Inc. (Class A Stock)*	49,848	$4,339,268
Life Sciences Tools & Services — 8.9%
Adaptive Biotechnologies Corp.*	66,039	2,244,666
Agilent Technologies, Inc.	63,668	10,029,620
Avantor, Inc.*	350,280	14,326,452
Bio-Techne Corp.	30,161	14,615,116
Charles River Laboratories International, Inc.*	76,818	31,700,484
ICON PLC (Ireland)*	51,400	13,467,828
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	128,876	6,325,234
Mettler-Toledo International, Inc.*	2,434	3,352,494
PerkinElmer, Inc.	128,945	22,344,879
		118,406,773
Machinery — 2.3%
Chart Industries, Inc.*(a)	16,844	3,219,057
Fortive Corp.	19,132	1,350,145
IDEX Corp.	76,378	15,806,427
Middleby Corp. (The)*	56,902	9,702,360
		30,077,989
Media — 0.2%
Cable One, Inc.	1,792	3,249,129
Oil, Gas & Consumable Fuels — 0.4%
Diamondback Energy, Inc.	60,920	5,767,296
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC*	40,838	5,317,516
Professional Services — 6.2%
Clarivate PLC*	439,095	9,616,181
CoStar Group, Inc.*	206,196	17,745,228
Dun & Bradstreet Holdings, Inc.*(a)	195,989	3,294,575
Equifax, Inc.	42,710	10,823,568
IHS Markit Ltd.	17,441	2,033,969
TransUnion	120,804	13,567,497
Verisk Analytics, Inc.	71,797	14,378,785
Wolters Kluwer NV (Netherlands)	101,905	10,801,295
		82,261,098
Road & Rail — 0.3%
Kansas City Southern	15,381	4,162,714
Semiconductors & Semiconductor Equipment — 6.6%
ASM International NV (Netherlands)	16,910	6,607,561
Enphase Energy, Inc.*	29,860	4,478,104
Entegris, Inc.(a)	175,315	22,072,159
Lattice Semiconductor Corp.*	96,536	6,241,052
Marvell Technology, Inc.	96,068	5,793,861
Microchip Technology, Inc.	35,310	5,419,732
MKS Instruments, Inc.	15,132	2,283,570
Monolithic Power Systems, Inc.(a)	67,823	32,872,452
Silicon Laboratories, Inc.*	19,089	2,675,514
		88,444,005
Software — 17.4%
AppLovin Corp. (Class A Stock)*	21,930	1,587,074

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Autodesk, Inc.*	35,582	$10,146,919
Bill.com Holdings, Inc.*	18,696	4,990,897
Black Knight, Inc.*	111,228	8,008,416
Cadence Design Systems, Inc.*	121,212	18,356,345
CCC Intelligent Solutions Holdings, Inc.*(a)	155,844	1,637,920
Constellation Software, Inc. (Canada)	5,365	8,789,264
Coupa Software, Inc.*	21,554	4,724,206
Crowdstrike Holdings, Inc. (Class A Stock)*	24,711	6,073,470
DocuSign, Inc.*	58,236	14,991,694
Dolby Laboratories, Inc. (Class A Stock)	30,389	2,674,232
Dropbox, Inc. (Class A Stock)*	194,211	5,674,845
Dynatrace, Inc.*	143,760	10,202,647
Everbridge, Inc.*(a)	36,039	5,443,331
Fair Isaac Corp.*	13,342	5,309,182
Freshworks, Inc. (Class A Stock)*(a)	139,145	5,940,100
Lightspeed Commerce, Inc. (Canada)*(a)	38,397	3,702,623
Nice Ltd. (Israel), ADR*(a)	47,936	13,615,742
Palo Alto Networks, Inc.*	30,157	14,445,203
Paylocity Holding Corp.*	43,235	12,123,094
Qualtrics International, Inc. (Class A Stock)*(a)	36,160	1,545,478
RingCentral, Inc. (Class A Stock)*	84,174	18,307,845
ServiceNow, Inc.*(a)	13,764	8,564,924
SS&C Technologies Holdings, Inc.	50,996	3,539,122
Synopsys, Inc.*	80,602	24,133,045
Topicus.com, Inc. (Netherlands)*	10,178	1,068,666
Tyler Technologies, Inc.*	21,804	10,000,405
Unity Software, Inc.*(a)	7,317	923,771
Zscaler, Inc.*	23,100	6,057,282
		232,577,742
Specialty Retail — 3.9%
Burlington Stores, Inc.*	35,639	10,106,151
Five Below, Inc.*	27,009	4,775,461
Floor & Decor Holdings, Inc. (Class A Stock)*	45,150	5,453,669
Lithia Motors, Inc.	8,430	2,672,647
O’Reilly Automotive, Inc.*	24,668	15,073,628
Petco Health & Wellness Co., Inc.*(a)	32,041	676,065
Tractor Supply Co.	32,452	6,575,100
Ulta Beauty, Inc.*	19,948	7,199,632
		52,532,353
Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.*	51,890	20,999,883

Total Common Stocks (cost $961,491,992)		1,323,529,080

Units
Warrants* — 0.0%
IT Services — 0.0%
Paysafe Ltd., expiring 12/31/28	45,984	85,070
	Units	Value
Warrants* (continued)
Software — 0.0%
CCC Intelligent Solutions Holdings, Inc., expiring 08/14/25	23,861	$55,358

Total Warrants (cost $197,127)		140,428

Total Long-Term Investments (cost $961,689,119)		1,323,669,508

	Shares
Short-Term Investments — 9.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,379,075	3,379,075
PGIM Institutional Money Market Fund (cost $128,301,696; includes $128,296,124 of cash collateral for securities on loan)(b)(wa)	128,378,724	128,301,696

Total Short-Term Investments (cost $131,680,771)		131,680,771

TOTAL INVESTMENTS—109.1% (cost $1,093,369,890)		1,455,350,279

Liabilities in excess of other assets — (9.1)%		(121,316,325)

Net Assets — 100.0%		$1,334,033,954

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
PIPE	Private Investments in Public Equity
REITs	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $281,386 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,446,046; cash collateral of $128,296,124 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

A3

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4